Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Other Liabilities

As at October 31 ($ millions)	2022	2021

Accrued interest	$3,612	$1,454
Lease liabilities (1)	3,323	3,413
Accounts payable and accrued expenses	6,995	6,508
Current tax liabilities	464	1,344
Deferred tax liabilities (Note 27)	1,100	1,149
Gold and silver certificates and bullion	372	417
Margin and collateral accounts	9,029	7,313
Segregated fund liabilities	1,795	2,197
Payables to brokers, dealers and clients	1,957	958
Provisions (Note 23)	287	296
Allowance for credit losses on off-balance sheet exposures (Note 13)	108	65
Pension liabilities (Note 28)	549	661
Other liabilities of subsidiaries and structured entities	25,010	25,221
Other	8,098	7,803
Total	$62,699	$58,799

(1)	Represents discounted value of lease liabilities.

Disclosure of Lease Payments To Be Made
The table below sets out a maturity analysis of undiscounted lease liabiliti
e
s showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2022	2021
Within 1 year	$425	$420
1 to 2 years	414	404
2 to 3 years	404	391
3 to 4 years	387	380
4 to 5 years	373	359
After 5 years	1,962	2,105
Total	$3,965	$4,059